THE VANTAGEPOINT FUNDS

Supplement dated October 4, 2011 to the Prospectus dated May 1, 2011, as supplemented on July 1, 2011

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

Effective October 1, 2011, Albert Grosman has been added as a portfolio manager to the portion of the Vantagepoint Aggressive Opportunities Fund managed by Legg Mason Capital Management, LLC (“Legg Mason”). Therefore, the table relating to Legg Mason found in the section entitled “Management — Subadvisers” on page 20 is being replaced with the following:

Legg Mason Capital Management, LLC

Name	Title with Subadviser	Length of Service
Sam Peters, CFA	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since 2006
Albert Grosman	Portfolio Manager	Portfolio Manager of the Fund since 2011

Also, as a result of this change, the following table replaces the table found in the section entitled “Investment Subadvisers and Portfolio Managers” found on page 95.

Name	Five Year Business History	Role in Fund Management
Sam Peters, CFA	Joined Legg Mason in 2005	Portfolio Manager
Albert Grosman	Joined Legg Mason in 2007, previously with Long Trail Investment Management from 2005 to 2007	Portfolio Manager

In addition, all references to Legg Mason Capital Management, Inc. on pages 13 and 93 should be changed to Legg Mason Capital Management, LLC.

Please retain this supplement for future reference.

SUPP-020-201110-322A

THE VANTAGEPOINT FUNDS

Supplement dated October 4, 2011 to the Statement of Additional Information
dated May 1, 2011, as supplemented on July 1, 2011 and August 4, 2011

The following changes are made to the Statement of Additional Information and provide new information that should be read together with the Statement of Additional Information and any supplements thereto.

The reference to Legg Mason Capital Management, Inc. on page 61 should be changed to Legg Mason Capital Management, LLC.

The following should be read with in conjunction the information found under the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 90:

Effective October 1, 2011, Albert Grosman has been added as a portfolio manager to the Vantagepoint Aggressive Opportunities Fund and; therefore, the following is being added to the information relating to Legg Mason Capital Management, LLC.

Other accounts managed by portfolio manager(s) as of August 31, 2011:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)

Aggressive Opportunities Fund

Albert Grosman	1	$882.54	1	$1.7	1	$1.0

The following should be read in conjunction with the information found under the section entitled “Manager Ownership of Fund Shares” on page 123:

As of August 31, 2011, Mr. Grosman did not own shares of the Vantagepoint Aggressive Opportunities Fund.

Please retain this supplement for future reference.